Related Party Disclosures	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Related Party Disclosures

30.	Related party disclosures

In July 2016, Biofrontera AG signed a research cooperation partnership (a collaboration and partnership agreement) with Maruho Co., Ltd, as part of which possibilities to jointly develop pharmaceutical products based on Biofrontera’s proprietary nanoemulsion technology are to be researched. According to this agreement’s provisions, Biofrontera, as part of research services, will conduct the requisite work for the exploratory research of these product candidates. Maruho is bearing the related costs. The partnership ended on 31 March 2018.

This development partnership generated revenue of EUR 129 thousand in the 2018 financial year (previous year: EUR 1,423 thousand). Receivables due from Maruho amounted to EUR 0 thousand as of 31 December 2018 (31 December 2017: EUR 124 thousand).

The Benchmark Company, LLC, served as an underwriter in the initial public offering on The NASDAQ Capital Market and, in that capacity, received underwriting discounts in the amount of EUR 257 thousand, as well as a non-accountable expense allowance of EUR 102 thousand. John Borer, who is a member of our supervisory board, serves as Senior Managing Director and Head of Investment Banking at The Benchmark Company, LLC.

In the 2018 financial year, there were no further reportable transactions or relationships with related parties beyond those described above or in sections 28 and 29, which the members of the Management Board and the Supervisory Board. The Group of related persons and entities is limited to those referred to therein.

In the context of the underlying holding structure, Biofrontera AG is responsible for the administrative and management tasks. Biofrontera AG is also responsible for the financing of the currently still loss-making business areas, as it is a listed company and consequently enjoys optimal access to the capital market.

In light of the close cooperation between the Group companies, internal offsetting is applied, which is reviewed and adjusted to requirements on an annual basis.